Lease liabilities	12 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [abstract]
Lease liabilities
19.
Lease liabilities

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Lease liabilities (refer Note 41)	1,782	2,999	40
	1,782	2,999	40

Current
Lease liabilities (refer Note 41)	330	455	6
Total	330	455	6